Lease Obligations	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease Obligations
7.  Lease Obligations
Lease Population
The Company leases various real estate, including certain operating facilities. warehouses, and office space, all of which are operating leases. The Company also leases pharmacy equipment and vehicles, all of which are finance leases. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.
Lease Position
The following table summarized the lease-related assets and liabilities recorded on the Company’s Consolidated Balance Sheets as of December 31:

		December 31,
Assets	Balance Sheet Location	2023	2024
Operating lease assets	Operating lease right-of-use assets	$28,113	$29,079
Finance lease assets	Property and equipment, net	8,192	6,870

Total lease assets		$36,305	$35,949

Liabilities
Current
Operating lease liabilities	Operating leases, current portion	$6,229	$6,836
Finance lease liabilities	Other current liabilities	3,915	3,783
Noncurrent
Operating lease liabilities	Operating leases, net of current portion	22,803	23,297
Finance lease liabilities	Other liabilities	4,236	3,416

Total lease liabilities		$37,183	$37,332

Weighted-average remaining lease term
Operating leases		5.3 years	4.8 years

Finance leases		2.6 years	2.3 years

Weighted-average discount rate

Operating leases		5.09%	5.51%

Finance leases		5.77%	6.02%

Lease Costs
The following tables summarize the lease-related costs for finance and operating leases for the years ended December 31:

	2023	2024

Finance lease cost

Amortization of leased assets	$3,801	$4,212

Interest on lease liabilities	456	498

Operating lease cost	7,641	8,405

Short-term lease cost	247	233

Variable lease cost	1,914	2,092

Total lease cost	$14,059	$15,440

Other Information

	Year Ended December 31, 2023	Year Ended December 31, 2024

Cash paid for amounts included in the measurement of lease liabilities

Operating cash flows for operating leases	$9,104	$10,634

Operating cash flows for finance leases	$424	$442

Financing cash flows for finance leases	$3,893	$4,481
Changes in the balance of the operating lease ROU asset and operating lease liability are recorded on a net basis within Other, as adjustments to net income on the operating activities section of the Consolidated Statements of Cash Flows.

Undiscounted Cash Flows
The table below reconciles the undiscounted cash flows for each of the first five years and the total of the remaining years to the operating lease liabilities and finance lease liabilities recorded on the December 31, 2024 Consolidated Balance Sheet.

	Operating Leases	Finance Leases

2025	$7,804	$4,216

2026	7,203	2,597

2027	6,467	986

2028	5,652	119

2029	4,740	63

Thereafter	2,546	—

Total lease payments	34,412	7,981

Less: amount of lease payments representing interest	(4,279)	(782)

Present value of future lease payments	30,133	7,199

Less: current obligations under leases	(6,836)	(3,783)

Long-term lease obligations	$23,297	$3,416